SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund

December 31, 2022 (Unaudited)

Principal Amount		Value

U.S. Government Agency Backed Mortgages — 27.78%
Fannie Mae — 15.88%
$ 50,000	Pool #AN0360, 3.95%, 12/1/45	$44,514
91,492	Pool #AN7868, 3.06%, 12/1/27	86,120
9,686	Pool #BJ0657, 4.00%, 2/1/48	9,233
33,549	Pool #BJ2670, 4.00%, 4/1/48	31,980
59,463	Pool #BJ3178, 4.00%, 11/1/47	57,362
37,375	Pool #BJ5158, 4.00%, 4/1/48	35,627
42,867	Pool #BJ9439, 4.00%, 2/1/48	41,135
49,513	Pool #BJ9477, 4.00%, 4/1/48	47,514
47,903	Pool #BK7924, 4.00%, 11/1/48	45,968
21,770	Pool #BO1263, 3.50%, 6/1/49	20,194
808,327	Pool #BP3417, 2.50%, 5/1/51	688,136
153,027	Pool #BP8741, 2.50%, 6/1/50	130,767
303,889	Pool #BQ7523, 2.00%, 11/1/50	249,012
346,640	Pool #BQ7524, 2.50%, 10/1/50	295,786
863,222	Pool #BR1037, 2.50%, 5/1/51	734,434
1,595,622	Pool #BR2051, 2.50%, 6/1/51	1,357,563
300,000	Pool #BS0915, 1.62%, 3/1/31	242,372
1,092,180	Pool #BT0853, 2.50%, 5/1/51	926,542
1,566,945	Pool #BT8237, 4.00%, 6/1/52	1,468,763
44,389	Pool #CA1066, 4.00%, 1/1/48	42,350
22,119	Pool #CA1068, 3.50%, 1/1/48	20,452
35,766	Pool #CA2595, 4.50%, 11/1/48	35,018
67,514	Pool #CA2912, 4.00%, 12/1/48	64,893
45,151	Pool #CA3132, 4.00%, 2/1/49	43,320
44,750	Pool #CA3174, 4.00%, 2/1/49	42,943
267,857	Pool #CA3451, 3.50%, 5/1/49	246,101
193,330	Pool #CA3456, 3.50%, 5/1/49	177,627
369,301	Pool #CA9048, 2.00%, 2/1/51	302,268
881,971	Pool #CB0437, 2.50%, 5/1/51	750,830
1,021,972	Pool #CB0480, 2.50%, 5/1/51	869,499
593,651	Pool #CB0576, 2.50%, 5/1/51	505,081
898,956	Pool #CB0689, 2.50%, 6/1/51	764,836
1,536,498	Pool #CB2761, 3.00%, 2/1/52	1,351,449
2,315,996	Pool #CB3227, 3.50%, 3/1/52	2,105,215
2,828,026	Pool #CB3764, 4.00%, 6/1/52	2,650,828
2,110,777	Pool #CB3797, 4.00%, 6/1/52	1,988,812
2,244,669	Pool #CB4208, 4.50%, 7/1/52	2,160,590
2,276,948	Pool #CB4272, 4.50%, 7/1/52	2,191,673
2,074,076	Pool #CB4314, 4.50%, 8/1/52	1,996,398
2,005,094	Pool #CB4463, 4.50%, 8/1/52	1,939,481
2,141,348	Pool #CB4767, 5.00%, 9/1/52	2,125,426
2,352,896	Pool #CB4967, 5.50%, 10/1/52	2,368,727
1,657,383	Pool #CB5166, 6.00%, 11/1/52	1,682,888

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

December 31, 2022 (Unaudited)

Principal Amount		Value

$ 556,090	Pool #CB5202, 6.50%, 11/1/52	$569,754
1,378,551	Pool #CB5220, 6.50%, 12/1/52	1,412,424

		34,921,905

Freddie Mac — 11.77%
39,350	Pool #Q59453, 4.00%, 11/1/48	37,546
201,659	Pool #QB5731, 2.00%, 11/1/50	165,243
200,180	Pool #QB5732, 2.50%, 11/1/50	170,813
897,228	Pool #QC3844, 2.00%, 6/1/51	732,447
291,907	Pool #QC3845, 2.50%, 6/1/51	248,209
1,306,926	Pool #QC7895, 2.00%, 9/1/51	1,066,089
791,845	Pool #QE4428, 4.00%, 6/1/52	742,244
1,992,991	Pool #QE6510, 4.50%, 7/1/52	1,918,369
87,606	Pool #RA1713, 3.00%, 11/1/49	77,785
81,197	Pool #RA1714, 3.00%, 11/1/49	72,095
138,656	Pool #RA2256, 3.00%, 3/1/50	123,183
181,081	Pool #RA2340, 3.00%, 3/1/50	160,839
171,214	Pool #RA2395, 2.50%, 4/1/50	146,468
403,882	Pool #RA2575, 2.50%, 5/1/50	345,382
141,425	Pool #RA2727, 2.00%, 5/1/50	116,106
141,035	Pool #RA2728, 2.50%, 5/1/50	120,563
359,306	Pool #RA2740, 2.50%, 6/1/50	307,151
301,026	Pool #RA3680, 2.50%, 9/1/50	257,050
210,771	Pool #RA3751, 2.00%, 10/1/50	172,775
345,286	Pool #RA4503, 2.00%, 2/1/51	282,612
330,106	Pool #RA4927, 2.00%, 3/1/51	269,890
482,954	Pool #RA5020, 2.00%, 4/1/51	394,707
925,297	Pool #RA5045, 2.50%, 5/1/51	787,715
1,279,549	Pool #RA5195, 2.50%, 5/1/51	1,082,825
901,799	Pool #RA5197, 2.50%, 5/1/51	767,712
890,267	Pool #RA5234, 2.50%, 5/1/51	757,445
470,527	Pool #RA5237, 2.50%, 5/1/51	400,565
958,739	Pool #RA5380, 2.50%, 6/1/51	815,701
1,489,498	Pool #RA5571, 2.50%, 7/1/51	1,265,772
237,979	Pool #RA5621, 2.50%, 8/1/51	202,234
790,465	Pool #RA5701, 2.00%, 8/1/51	644,800
988,194	Pool #RA5796, 2.50%, 8/1/51	839,266
193,634	Pool #RA5874, 2.50%, 9/1/51	164,355
2,486,894	Pool #RA6108, 3.50%, 3/1/52	2,260,572
2,026,916	Pool #RA6760, 3.00%, 2/1/52	1,782,854
2,287,935	Pool #RA7454, 4.00%, 6/1/52	2,144,618
1,920,040	Pool #RA7714, 4.50%, 7/1/52	1,848,149
54,303	Pool #V84506, 4.00%, 7/1/48	51,814
43,113	Pool #V84836, 4.00%, 11/1/48	41,137
62,167	Pool #V85365, 3.50%, 4/1/49	57,811
180,576	Pool #V85381, 3.50%, 4/1/49	166,084
47,538	Series 2018-SB45, Class A10F, 3.16%, 11/25/27(a)	45,149
57,943	Series 2018-SB47, Class A10F, 3.35%, 1/25/28(a)	54,586

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

December 31, 2022 (Unaudited)

Principal Amount		Value

$ 55,061	Series 2018-SB48, Class A10F, 3.35%, 2/25/28(a)	$51,778
153,695	Series 2019-SB59, Class A10F, 3.47%, 1/25/29(a)	146,295
1,388,443	Series 2021-SB87, Class A5H, 0.78%, 4/25/41(a)	1,243,695
79,403	Series KF57, Class A, (LIBOR USD 1-Month + 0.540%), 4.68%, 12/25/28(b)	78,434
326,504	Series Q014, Class A1, 1.56%, 1/25/36(b)	256,892

		25,885,824

Ginnie Mae — 0.13%
160,567	Pool #AC3667, 1.66%, 8/15/26	159,632
33,326	Pool #BB3740, 4.00%, 11/15/47	32,033
57,646	Pool #BE3008, 4.00%, 4/20/48	55,343
30,135	Series 2018-2, Class AD, 2.40%, 3/16/59	27,801
22,204	Series 2018-26, Class AD, 2.50%, 3/16/52	21,129

		295,938

Total U.S. Government Agency Backed Mortgages (Cost $68,655,532)		61,103,667

Corporate Bonds — 26.40%
Consumer, Non-cyclical — 14.74%
545,000	AbbVie, Inc., 3.60%, 5/14/25	528,268
2,030,000	AbbVie, Inc., 3.80%, 3/15/25	1,978,891
1,525,000	Amgen, Inc., 4.20%, 2/22/52	1,224,370
2,892,000	Astrazeneca Finance LLC, 1.75%, 5/28/28	2,483,881
490,000	Astrazeneca Finance LLC, 2.25%, 5/28/31	407,782
2,500,000	Baxalta, Inc., 4.00%, 6/23/25	2,435,161
2,000,000	Baxter International, Inc., 3.13%, 12/1/51	1,306,381
1,000,000	Becton Dickinson and Co., 2.82%, 5/20/30	857,199
398,000	Becton Dickinson and Co., 3.73%, 12/15/24	388,035
1,089,000	Becton Dickinson and Co., 4.67%, 6/6/47	960,542
351,000	Becton Dickinson and Co., 4.69%, 12/15/44	312,340
2,000,000	California Endowment (The), MTN, 2.50%, 4/1/51	1,238,538
1,300,000	Children’s Hospital Medical Center, 2.82%, 11/15/50	825,829
995,000	DH Europe Finance II Sarl, 2.60%, 11/15/29	870,501
100,000	Doris Duke Charitable Foundation (The), Series 2020, 2.35%, 7/1/50	58,321
1,850,000	EMD Finance LLC, 3.25%, 3/19/25(c)	1,776,388
1,750,000	Fairview Health Services, Series 2021, 2.56%, 11/15/31	1,339,973
1,500,000	Gilead Sciences, Inc., 3.65%, 3/1/26	1,447,917
1,725,000	HCA, Inc., 4.63%, 3/15/52(c)	1,350,921
400,000	John D and Catherine T MacArthur Foundation, 1.30%, 12/1/30	298,609
2,000,000	Kaiser Foundation Hospitals, Series 2021, 2.81%, 6/1/41	1,449,991
150,000	Kaiser Foundation Hospitals, 3.15%, 5/1/27	139,860
1,200,000	Mary Free Bed Rehabilitation Hospital, Series 2021, 3.79%, 4/1/51	942,771
150,000	Mass General Brigham, Inc., Series 2020, 3.19%, 7/1/49	104,355
250,000	Medtronic, Inc., 4.38%, 3/15/35	237,102

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

December 31, 2022 (Unaudited)

Principal Amount		Value

$ 2,000,000	PerkinElmer, Inc., 3.63%, 3/15/51	$1,387,046
250,000	Providence St. Joseph Health Obligated Group, Series H, 2.75%, 10/1/26	233,398
2,500,000	Reckitt Benckiser Treasury Services Plc, 3.00%, 6/26/27(c)	2,321,805
2,000,000	Southeast Alaska Regional Health Consortium, 2.26%, 7/1/31	1,614,896
2,250,000	Thermo Fisher Scientific, Inc., 2.00%, 10/15/31	1,820,075
100,000	Trinity Health Corp., 4.13%, 12/1/45	83,798

		32,424,944

Financial — 6.14%
350,000	Andrew W Mellon Foundation (The), Series 2020, 0.95%, 8/1/27	296,950
250,000	BlueHub Loan Fund, Inc., Series 2020, 2.89%, 1/1/27	228,335
2,375,000	BlueHub Loan Fund, Inc., Series 2020, 3.10%, 1/1/30	2,059,300
1,600,000	Bridge Housing Corp., 3.25%, 7/15/30	1,383,383
250,000	Community Preservation Corp. (The), Series 2020, 2.87%, 2/1/30	217,250
2,100,000	Healthcare Realty Holdings LP, REIT, 2.40%, 3/15/30	1,620,809
590,000	Low Income Investment Fund, Series 2019, 3.39%, 7/1/26	553,570
1,300,000	Low Income Investment Fund, Series 2019, 3.71%, 7/1/29	1,219,523
2,000,000	National Community Renaissance of California, Series 2022, 3.27%, 12/1/32	1,591,908
2,160,000	Preservation of Affordable Housing, Inc., 4.48%, 12/1/32	2,031,333
2,500,000	Reinvestment Fund, Inc. (The), 3.93%, 2/15/28	2,300,263

		13,502,624

Industrial — 2.46%
2,600,000	Agilent Technologies, Inc., 2.75%, 9/15/29	2,238,974
1,500,000	Empresa de Transporte de Pasajeros Metro SA, 3.65%, 5/7/30(d)	1,362,522
1,000,000	Nature Conservancy (The), Series A, 0.94%, 7/1/26	872,157
1,000,000	Nature Conservancy (The), Series A, 1.15%, 7/1/27	845,994
70,000	Nature Conservancy (The), Series A, 1.51%, 7/1/29	55,805
53,000	Nature Conservancy (The), Series A, 1.86%, 7/1/33	37,304

		5,412,756

Utilities — 3.06%
3,150,000	American Water Capital Corp., 4.45%, 6/1/32	3,022,142
1,534,000	Avangrid, Inc., 3.15%, 12/1/24	1,470,418
1,350,000	Avangrid, Inc., 3.80%, 6/1/29	1,226,465
1,060,000	Essential Utilities, Inc., 5.30%, 5/1/52	997,618

		6,716,643

Total Corporate Bonds (Cost $68,376,624)		58,056,967

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

December 31, 2022 (Unaudited)

Principal Amount		Value

Municipal Bonds — 20.45%
Alabama — 0.40%
$ 150,000	Water Works Board of the City of Birmingham Revenue, 2.60%, 1/1/27	$137,130
1,000,000	Water Works Board of the City of Birmingham Revenue, 2.39%, 1/1/35, Callable 7/1/31 @ 100	751,810

		888,940

Arizona — 0.39%
750,000	City of Phoenix Civic Improvement Corp. Revenue, Series C, 1.38%, 7/1/27	646,540
250,000	City of Tucson Water System Revenue, 1.88%, 7/1/30	200,446

		846,986

Arkansas — 0.04%
100,000	City of Russellville Water & Sewer Revenue, Series B, 1.23%, 7/1/26, (Credit Support: BAM)	86,994

California — 6.46%
150,000	California Health Facilities. Financing Authority Revenue, 2.02%, 6/1/24	143,870
250,000	California Health Facilities. Financing Authority Revenue, 1.68%, 6/1/28	209,776
815,000	California Health Facilities. Financing Authority Revenue, 1.98%, 6/1/30	656,668
990,000	California Health Facilities. Financing Authority Revenue, 2.53%, 6/1/35	746,416
460,000	Calleguas Municipal Water District Revenue, Series A, 2.52%, 7/1/36	339,333
135,000	City & County of San Francisco GO, Series A, 2.82%, 6/15/24	131,812
100,000	City & County of San Francisco GO, 1.95%, 6/15/27	89,483
100,000	City of Los Angeles Housing GO, Series A, 2.95%, 9/1/28, Callable 9/1/27 @ 100	90,427
350,000	City of San Buenaventura Revenue, 1.17%, 1/1/26	313,242
1,580,000	City of San Francisco Public Utilities Commission Water Revenue, Series G, 1.79%, 11/1/30	1,248,106
750,000	City of Santa Rosa Wastewater Revenue, Series B, Series B, 2.12%, 9/1/31	591,860
300,000	City of Santa Rosa Wastewater Revenue, Series B, 2.32%, 9/1/33	229,653
100,000	City of Sunnyvale Wastewater Revenue, Series A, 3.20%, 4/1/26	95,213
210,000	Cucamonga Valley Water District Financing Authority Revenue, Series A, 1.54%, 9/1/27	178,985
1,500,000	Cucamonga Valley Water District Financing Authority Revenue, Series B, 3.60%, 9/1/27	1,404,979
150,000	Escondido Joint Powers Financing Authority Revenue, Series B, 2.44%, 9/1/25	140,304
150,000	Kern Community College District GO, 2.54%, 11/1/26	138,139

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

December 31, 2022 (Unaudited)

Principal Amount		Value

$ 190,000	Lancaster Power Authority Revenue, 0.87%, 11/1/24, (Credit Support: AGM)	$175,589
240,000	Lancaster Power Authority Revenue, 1.67%, 11/1/27, (Credit Support: AGM)	203,786
285,000	Lancaster Power Authority Revenue, 1.92%, 11/1/28, (Credit Support: AGM)	238,057
525,000	Lancaster Power Authority Revenue, 2.56%, 11/1/33, (Credit Support: AGM), Callable 11/1/31 @ 100	404,356
525,000	Lancaster Power Authority Revenue, 2.68%, 11/1/34, (Credit Support: AGM), Callable 11/1/31 @ 100	400,560
755,000	Lancaster Power Authority Revenue, 2.79%, 11/1/35, (Credit Support: AGM), Callable 11/1/31 @ 100	571,654
300,000	Riverside Community College District GO, 0.82%, 8/1/25	269,886
200,000	Rosemead School District GO, Series A, 2.17%, 8/1/25	186,935
250,000	Rowland Water District Revenue, Series A, 1.61%, 12/1/29	199,053
1,000,000	Rowland Water District Revenue, Series A, 1.91%, 12/1/31	766,858
800,000	Rowland Water District Revenue, Series A, Series A, 2.56%, 12/1/36, Callable 12/1/31 @ 100	583,187
125,000	San Diego County Water Authority Revenue, Series A, 1.17%, 5/1/27	107,175
100,000	San Francisco City & County Public Utilities Commission Wastewater Revenue, 5.40%, 10/1/28	102,066
400,000	Santa Clara Valley Water District Certificate Participation, Series D, 1.78%, 6/1/31, Callable 6/1/30 @ 100	312,114
1,060,000	Santa Clara Valley Water District Certificate Participation, Series D, 1.88%, 6/1/32, Callable 6/1/30 @ 100	811,064
950,000	Santa Clara Valley Water District Certificate Participation, Series D, 2.08%, 6/1/34, Callable 6/1/30 @ 100	703,214
600,000	Sonoma-Marin Area Rail Transit District Revenue, Series A, 2.02%, 3/1/28	518,948
100,000	State of California Department of Water Resources Revenue, 0.92%, 12/1/26	85,857
315,000	Walnut Valley Water District Revenue, Series A, 0.96%, 6/1/26	277,293
320,000	Walnut Valley Water District Revenue, Series A, 1.17%, 6/1/27	273,996
325,000	Walnut Valley Water District Revenue, Series A, 1.37%, 6/1/28	271,641

		14,211,555

Colorado — 0.13%
50,000	Denver City & County School District No 1 GO, Series B, 2.99%, 12/1/24, (Credit Support: State Aid Withholding)	47,994
275,000	Parker Water & Sanitation District GO, 2.10%, 8/1/29	232,633

		280,627

Connecticut — 0.18%
325,000	Connecticut Green Bank Revenue, 1.95%, 11/15/28	271,911
150,000	South Central Connecticut Regional Water Authority Revenue, Series B, 2.86%, 8/1/30, Callable 8/1/29 @ 100	125,260

		397,171

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

December 31, 2022 (Unaudited)

Principal Amount		Value

District of Columbia — 0.91%
$ 340,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.05%, 3/1/25, (Credit Support: FHA)	$313,876
155,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.15%, 9/1/25, (Credit Support: FHA)	140,940
350,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.20%, 3/1/26, (Credit Support: FHA)	313,301
195,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.50%, 3/1/27, (Credit Support: FHA)	170,780
195,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.60%, 9/1/27, (Credit Support: FHA)	168,883
200,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.70%, 3/1/28, (Credit Support: FHA)	171,535
135,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.75%, 9/1/28, (Credit Support: FHA)	114,553
140,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.95%, 9/1/29, (Credit Support: FHA)	116,964
590,000	District of Columbia Housing Finance Agency Revenue, Series A, 2.15%, 3/1/31, (Credit Support: FHA), Callable 3/1/30 @ 100	481,274

		1,992,106

Florida — 0.76%
2,000,000	City of Palm Coast Utility Revenue, 1.44%, 10/1/28	1,668,412

Georgia — 0.31%
285,000	Carroll County Water Authority Revenue, Series B, 1.51%, 7/1/27	245,645
75,000	Macon-Bibb County Urban Development Authority Revenue, Series A, 3.00%, 12/1/24, (Credit Support: County Guaranteed)	70,765
425,000	Tift County Hospital Authority Revenue, 1.05%, 12/1/25, (Credit Support: County Guaranteed)	374,243

		690,653

Hawaii — 0.37%
695,000	City & County of Honolulu GO, Series C, 1.47%, 7/1/28	588,318
250,000	Honolulu City & County Board of Water Supply Revenue, Series B, 1.98%, 7/1/27	219,135

		807,453

Idaho — 0.16%
500,000	Idaho Energy Resources Authority Revenue, 2.86%, 9/1/46	344,062

Iowa — 0.04%
100,000	Northeast Iowa Community College GO, Series 1, 3.45%, 6/1/26, Callable 6/1/24 @ 100	96,105

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

December 31, 2022 (Unaudited)

Principal Amount		Value

Maryland — 0.08%
$ 225,000	City of Baltimore Revenue, Series B, 1.58%, 7/1/28	$186,491

Massachusetts — 0.59%
600,000	Boston Water & Sewer Commission Revenue, 1.37%, 11/1/27	507,295
1,040,000	Massachusetts Bay Transportation Authority Sales Tax Revenue, Series B, 2.49%, 7/1/33, Callable 7/1/31 @ 100	790,952

		1,298,247

Michigan — 0.98%
750,000	City of Grand Rapids Sanitary Sewer System Revenue, 1.86%, 1/1/31	584,317
1,330,000	City of Grand Rapids Sanitary Sewer System Revenue, 2.01%, 1/1/32, Callable 1/1/31 @ 100	1,020,503
95,000	Marquette Brownfield Redevelopment Authority Revenue, 3.05%, 5/1/27, (Credit Support: Municipal Government Guaranteed), Callable 5/1/26 @ 100	87,545
300,000	Romulus Community Schools GO, Series B, 1.00%, 5/1/25, (Credit Support: Q-SBLF)	274,850
225,000	State of Michigan GO, Series B, 1.54%, 5/15/30	178,455

		2,145,670

Nebraska — 0.14%
100,000	City of Omaha Sewer Revenue, Series B, 1.04%, 4/1/26	89,117
250,000	Papio-Missouri River Natural Resource District Special Tax, 2.20%, 12/15/25, Callable 6/15/24 @ 100	226,025

		315,142

Nevada — 0.10%
250,000	City of Henderson GO, Series A, 2.23%, 6/1/28	214,730

New Jersey — 0.55%
1,335,000	Morris County Improvement Authority Revenue, 0.89%, 6/15/25	1,201,977

New York — 0.61%
570,000	New York State Housing Finance Agency Revenue, 1.13%, 11/1/25, (Credit Support: SONYMA), Callable 7/1/23 @ 100	509,545
600,000	Western Nassau County Water Authority Revenue, Series B, 2.50%, 4/1/34	461,586
500,000	Western Nassau County Water Authority Revenue, Series B, 2.58%, 4/1/35	378,346

		1,349,477

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

December 31, 2022 (Unaudited)

Principal Amount		Value

Ohio — 0.08%
$ 130,000	City of Cincinnati Revenue, Series C, 3.95%, 11/1/28	$122,218
100,000	County of Franklin Revenue, 2.88%, 11/1/50, Callable 5/1/50 @ 100	59,725

		181,943

Oklahoma — 0.58%
715,000	Oklahoma Capitol Improvement Authority Revenue, Series A, Series A, 2.58%, 7/1/28	634,454
745,000	Oklahoma Capitol Improvement Authority Revenue, Series A, Series A, 2.63%, 7/1/29	649,465

		1,283,919

Oregon — 0.72%
350,000	City of Portland GO, Series B, 1.51%, 6/15/28	293,957
300,000	City of Tigard Water Revenue, 2.00%, 8/1/28, (Credit Support: BAM)	247,125
90,000	State of Oregon GO, Series B, 2.77%, 5/1/23	89,473
345,000	State of Oregon GO, Series F, 1.32%, 6/1/27	296,907
700,000	State of Oregon GO, Series B, Series B, 3.89%, 5/1/30	655,274

		1,582,736

Pennsylvania — 1.87%
1,750,000	City of Philadelphia Water & Wastewater Revenue, Series B, 1.49%, 7/1/27	1,495,777
185,000	City of Philadelphia Water & Wastewater Revenue, Series A, 3.55%, 10/1/28	169,930
825,000	Economy Borough Municipal Authority Revenue, Series A, 1.65%, 12/15/28, (Credit Support: BAM)	678,425
1,325,000	Redevelopment Authority of the City of Philadelphia Revenue, Series A, Series A, 1.03%, 9/1/24	1,231,843
500,000	Redevelopment Authority of the City of Philadelphia Revenue, Series A, Series A, 1.38%, 9/1/25	449,115
100,000	Redevelopment Authority of the City of Philadelphia Revenue, 4.50%, 11/1/31, Callable 11/1/28 @ 100	92,764

		4,117,854

Rhode Island — 1.05%
1,295,000	Narragansett Bay Commission Revenue, 2.09%, 9/1/30	1,043,815
400,000	Narragansett Bay Commission Revenue, 2.26%, 9/1/32, Callable 9/1/30 @ 100	310,563
150,000	Rhode Island Infrastructure Bank Revenue, 2.70%, 10/1/28	134,485
1,000,000	Rhode Island Infrastructure Bank State Revolving Fund Revenue, Series A, 1.40%, 10/1/28	816,383

		2,305,246

Tennessee — 0.06%
160,000	Metropolitan Government of Nashville & Davidson County
	Water & Sewer Revenue, Series B, Series B, 1.47%, 7/1/27	138,119

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

December 31, 2022 (Unaudited)

Principal Amount		Value

Texas — 1.42%
$ 250,000	City of Houston Combined Utility System Revenue, Series C, 2.05%, 11/15/26	$223,981
170,000	City of Temple Utility System Revenue, 1.11%, 8/1/25	154,776
300,000	City of Temple Utility System Revenue, 1.53%, 8/1/27	259,737
690,000	City of Temple Utility System Revenue, 1.80%, 8/1/29	570,329
800,000	Dallas Area Rapid Transit Revenue, 2.18%, 12/1/32	621,198
335,000	Hidalgo County Drain District No 1 GO, Series A, 0.96%, 9/1/25	302,931
275,000	Hidalgo County Drain District No 1 GO, Series A, 1.11%, 9/1/26	240,574
225,000	Hidalgo County Drain District No 1 GO, Series A, 1.35%, 9/1/27	191,541
130,000	Hidalgo County Drain District No 1 GO, Series A, 1.50%, 9/1/28	107,698
300,000	Hidalgo County Drain District No 1 GO, Series A, 1.67%, 9/1/29	242,556
200,000	United Independent School District GO, 5.00%, 8/15/24, (Credit Support: PSF-GTD)	200,495

		3,115,816

Utah — 0.20%
520,000	Metropolitan Water District of Salt Lake & Sandy Revenue, Series B, 1.52%, 7/1/28	432,603

Vermont — 0.04%
100,000	Vermont Housing Finance Agency Revenue, 3.45%, 11/1/29	90,424

Washington — 1.23%
2,400,000	City of Tacoma Electric System Revenue, Series C, 5.64%, 1/1/27	2,436,697
300,000	Grant County Public Utility District No 2 Priest Rapids Hydroelectric Project Revenue, 1.90%, 1/1/27	266,475

		2,703,172

Total Municipal Bonds (Cost $54,274,312)		44,974,630

Asset Backed Securities — 8.32%
817,303	GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A, 2.10%, 5/20/48(c)	564,539
1,907,729	GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class B, 2.56%, 10/20/48(c)	1,333,952
1,450,538	GoodLeap Sustainable Home Solutions Trust, Series 2022-1GS, Class B, 2.94%, 1/20/49(c)	1,021,846
732,855	Loanpal Solar Loan Ltd., Series 2021-2GS, Class A, 2.22%, 3/20/48(c)	562,903
3,461,932	Luminace Issuer LLC, Series 2022-1, Class B, 5.91%, 7/31/62(c)	3,046,554
1,061,658	Sunnova Helios II Issuer LLC, Series 2019-AA, Class A, 3.75%, 6/20/46(c)	943,570
998,611	Sunnova Helios II Issuer LLC, Series 2021-B, Class A, 1.62%, 7/20/48(c)	808,618

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

December 31, 2022 (Unaudited)

Principal Amount		Value

$ 1,502,525	Sunnova Helios V Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/48(c)	$1,095,408
917,295	Sunnova Helios VII Issuer LLC, Series 2021-C, Class A, 2.03%, 10/20/48(c)	762,647
1,627,791	Sunnova Sol IV Issuer LLC, Series 2022-A, Class C, 3.53%, 2/22/49(c)	1,310,570
190,000	Tesla Auto Lease Trust, Series 2020-A, Class B, 1.18%, 1/22/24(c)	188,470
2,955,000	Tesla Auto Lease Trust, Series 2020-A, Class D, 2.33%, 2/20/24(c)	2,927,681
2,000,000	Tesla Auto Lease Trust, Series 2021-A, Class D, 1.34%, 3/20/25(c)	1,890,146
2,000,000	Tesla Auto Lease Trust, Series 2021-B, Class D, 1.32%, 9/22/25(c)	1,831,146

Total Asset Backed Securities (Cost $21,458,691)		18,288,050

U.S. Government Agency Obligations — 7.12%
Small Business Administration — 3.06%
244,717	Certificate of Originator’s Fee, 0.03%, 4/15/31(b),(e)	134
897,300	Certificate of Originator’s Fee, 0.03%, 7/15/31(b),(e)	491
143,106	Certificate of Originator’s Fee, 0.23%, 12/15/30(b),(e)	600
447,502	Certificate of Originator’s Fee, 0.23%, 3/15/31(b),(e)	1,877
344,250	Certificate of Originator’s Fee, 0.23%, 5/15/31(b),(e)	1,444
389,700	Certificate of Originator’s Fee, 0.28%, 5/17/46(b),(e)	3,084
450,000	Certificate of Originator’s Fee, 0.48%, 9/1/31(e)	4,194
443,934	Certificate of Originator’s Fee, 0.53%, 6/15/31(b),(e)	4,292
222,833	Certificate of Originator’s Fee, 0.78%, 4/15/31(b),(e)	3,170
1,350,000	Certificate of Originator’s Fee, 0.78%, 7/15/31(b),(e)	19,207
495,000	Certificate of Originator’s Fee, 0.78%, 8/15/31(b),(e)	7,043
315,000	Certificate of Originator’s Fee, 0.78%, 8/15/31(b),(e)	4,482
103,500	Certificate of Originator’s Fee, 0.78%, 8/15/31(b),(e)	1,473
494,802	Certificate of Originator’s Fee, 0.98%, 4/15/31(b),(e)	9,854
404,563	Certificate of Originator’s Fee, 1.03%, 4/15/46(b),(e)	11,778
346,986	Certificate of Originator’s Fee, 1.23%, 5/10/31(e)	8,287
868,500	Certificate of Originator’s Fee, 1.23%, 6/11/31(e)	34,911
270,000	Certificate of Originator’s Fee, 1.23%, 8/2/31(e)	6,449
180,000	Certificate of Originator’s Fee, 1.23%, 9/10/31(e)	4,299
139,500	Certificate of Originator’s Fee, 1.23%, 9/16/31(e)	3,332
940,950	Certificate of Originator’s Fee, 1.28%, 4/7/46(b),(e)	34,042
437,400	Certificate of Originator’s Fee, 1.28%, 6/23/46(b),(e)	15,825
1,226,700	Certificate of Originator’s Fee, 1.28%, 6/30/46(b),(e)	44,380
29,004	(Prime Index - 2.500%), 3.75%, 2/25/28(b)	28,976
75,952	(Prime Index - 2.500%), 3.75%, 4/25/44(b)	75,646
33,236	(TBA), 5.58%, 9/23/25(b),(e)	36,474
51,691	(Prime Index - 0.675%), 5.58%, 9/25/43(b)	53,636
200,935	(Prime Index - 0.675%), 5.58%, 11/25/45(b)	209,832

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

December 31, 2022 (Unaudited)

Principal Amount		Value

$ 223,901	(Prime Index + 0.119%), 6.37%, 1/25/46(b)	$238,550
388,543	(Prime Index + 0.325%), 6.58%, 6/25/31(b)	408,227
396,409	(Prime Index + 0.325%), 6.58%, 7/25/31(b)	416,451
456,063	(Prime Index + 0.325%), 6.58%, 2/25/32(b)	480,955
96,734	(Prime Index + 0.325%), 6.58%, 9/25/44(b)	103,055
809,284	(Prime Index + 0.325%), 6.58%, 8/25/46(b)	869,761
669,699	(Prime Index + 0.375%), 6.63%, 10/25/31(b)	701,718
613,484	(Prime Index + 0.375%), 6.63%, 8/25/46(b)	657,885
266,171	(Prime Index + 0.575%), 6.83%, 4/25/31(b)	279,601
32,602	(Prime Index + 0.646%), 6.90%, 3/25/43(b)	34,709
26,101	(Prime Index + 0.700%), 6.95%, 2/25/28(b)	26,811
112,868	7.08%, 7/25/30(b)	111,880
870,899	(Prime Index + 0.825%), 7.08%, 9/25/31(b)	925,302
389,641	(Prime Index + 0.875%), 7.13%, 1/25/32(b)	414,309
27,424	(Prime Index + 1.013%), 7.26%, 11/25/28(b)	28,400
56,706	(Prime Index + 1.225%), 7.48%, 6/25/29(b)	59,314
69,734	(Prime Index + 1.575%), 7.83%, 7/25/30(b)	74,063
104,576	(Prime Index + 2.325%), 8.58%, 10/25/30(b)	112,894
86,876	(Prime Index + 2.325%), 8.58%, 1/25/31(b)	94,334
63,697	9.08%, 9/25/29	65,892

		6,733,323

U.S. International Development Finance Corp. — 4.06%
1,000,000	1.44%, 4/15/28	878,122
500,000	1.65%, 4/15/28	443,630
2,619,000	(US Treasury Bill Yield 3-Month + 0.000%), 4.34%, 7/5/38(b),(e)	2,619,000
1,746,000	(US Treasury Bill Yield 3-Month + 0.000%), 4.34%, 7/5/38(b)	1,746,000
970,000	(US Treasury Bill Yield 3-Month + 0.000%), 4.34%, 7/5/38(b),(e)	970,000
2,279,003	(US Treasury Bill Yield 3-Month + 0.000%), 4.34%, 7/7/40(b)	2,279,003

		8,935,755

Total U.S. Government Agency Obligations (Cost $16,253,673)		15,669,078

Collateralized Mortgage Obligation — 1.19%
2,800,000	BX Commercial Mortgage Trust, Series 2022-AHP, Class C, (Term SOFR 1M + 2.090%), 6.43%, 1/17/39(b),(c)	2,622,025

Total Collateralized Mortgage Obligation (Cost $2,786,522)		2,622,025

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

December 31, 2022 (Unaudited)

Shares		Value

Investment Company — 7.47%
16,431,698	U.S. Government Money Market Fund, RBC Institutional Class 1(f)	$16,431,697

Total Investment Company (Cost $16,431,698)		16,431,697

Total Investments (Cost $248,237,052) — 98.73%		$217,146,114
Other assets in excess of liabilities — 1.27%		2,803,221

NET ASSETS — 100.00%		$219,949,335

(a)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(b)	Floating rate note. Rate shown is as of report date.
(c)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(f)	Affiliated investment.

Financial futures contracts as of December 31, 2022:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
30 Year U.S. Treasury Bond	35	March 2023	$(47,139)	USD	$4,387,031	Barclays Capital Group
30 Year U.S. Ultra Treasury Bond	90	March 2023	(148,744)	USD	12,088,125	Barclays Capital Group
Five Year U.S. Treasury Note	100	March 2023	(5,761)	USD	10,792,969	Barclays Capital Group
Two Year U.S. Treasury Note	100	March 2023	20,807	USD	20,507,813	Barclays Capital Group

Total			$(180,837)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

December 31, 2022 (Unaudited)

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
10 Year U.S. Ultra Treasury Bond	74	March 2023	$121,696	USD $	8,752,813	Barclays Capital Group

Total			$121,696

Abbreviations used are defined below:

AGM - Assured Guaranty Municipal Corp.

BAM - Bank of America

FHA - Insured by Federal Housing Administration

GO - General Obligations

LIBOR - London Interbank Offered Rate

MTN - Medium Term Note

PSF-GTD - Permanent School Fund Guarantee

Q-SBLF - Qualified School Bond Loan Fund

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

SONYMA - State of New York Mortgage Agency

TBA - To-be-announced

USD - United States Dollar